NON-CONTROLLING INTERESTS - Summarized Statements of Financial Position (Details) $ in Millions, Rp in Billions	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
Noncontrolling Interests
Current assets	Rp 55,628	$ 3,613	Rp 55,073
Non-current assets	230,964	14,999	219,744
Current liabilities	(71,451)	(4,639)	(70,235)
Non-current liabilities	(58,906)	(3,826)	(55,507)
TOTAL EQUITY	156,235	10,147	149,075	Rp 145,172	Rp 120,514
Owners of the parent company	135,576	8,805	129,224
Non-controlling interests	20,659	$ 1,342	19,851
Telkomsel
Noncontrolling Interests
Current assets	20,505		16,290
Non-current assets	91,871		83,795
Current liabilities	(39,743)		(31,921)
Non-current liabilities	(42,251)		(38,365)
TOTAL EQUITY	30,382		29,799
Owners of the parent company	19,366		19,349
Non-controlling interests	11,016		10,450
Mitratel
Noncontrolling Interests
Current assets	3,420		7,886
Non-current assets	53,576		48,163
Current liabilities	(11,077)		(10,206)
Non-current liabilities	(11,900)		(12,061)
TOTAL EQUITY	34,019		33,782
Owners of the parent company	24,918		24,751
Non-controlling interests	Rp 9,101		Rp 9,031